RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Party Balances (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction
Amounts due from a related party	$ 2,806,910	¥ 19,928,781	¥ 425,741,077
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party
Due from related parties - noncurrent	$ 15,493,176	¥ 110,000,000	¥ 112,360,000
Amounts due to related parties	$ 2,297,257	¥ 16,310,293	¥ 21,717,203
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party
Related party
Related Party Transaction
Less: provision	$ (74,925)	¥ (531,961)
Yibon | Related party
Related Party Transaction
Amounts due from related parties	1,031,176	7,321,246	¥ 7,039,315
Amounts due to related parties			7,238,237
Hanyuan | Related party
Related Party Transaction
Amounts due from related parties	948,320	6,732,977	6,643,508
Wen Qi | Related party
Related Party Transaction
Amounts due from related parties	332,399	2,360,000
Qiwen | Related party
Related Party Transaction
Due from related parties - noncurrent			2,360,000
Yueyuan | Related party
Related Party Transaction
Amounts due from related parties	96,912	688,064	608,394
Aotao | Related party
Related Party Transaction
Amounts due from related parties	19,869	141,069	45,174,828
Amounts due to related parties	1,783,204	12,660,573	12,808,201
Others | Related party
Related Party Transaction
Amounts due from related parties	453,159	3,217,386	11,556,512
Amounts due to related parties	514,053	3,649,720	1,670,765
GTI | Related party
Related Party Transaction
Amounts due from related parties			326,440,000
Beifu HK | Related party
Related Party Transaction
Amounts due from related parties			28,278,520
Apex | Related party
Related Party Transaction
Due from related parties - noncurrent	$ 15,493,176	¥ 110,000,000	¥ 110,000,000